Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the annual report on Form 20-F for the fiscal year ended December 31, 2025, originally filed with the Securities and Exchange Commission on April 29, 2026 (the “Original Filing”), is being filed solely to correct clerical errors in Item 6.A. “Directors and Senior Management” and Item 6.C, “Board Practices,” regarding the composition of the Company’s compensation committee and nominations committee. In the Original Filing, the members and chairpersons of the compensation committee and nominations committee were inadvertently misstated. This Amendment No. 1 amends and restates the relevant disclosure in Item 6.A. and Item 6.C. to reflect the correct composition of such committees.Except as described above, this Amendment No. 1 does not amend, update or otherwise modify any other information contained in the Original Filing. This Amendment No. 1 does not reflect events that may have occurred after the filing date of the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42865
Entity Registrant Name	TechCreate Group Ltd.
Entity Central Index Key	0002047190
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	336 Smith Street
Entity Address, Address Line Two	#06-303
Entity Address, Address Line Three	New Bridge Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	050336
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0002
Trading Symbol	TCGL
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	17,859,750
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	2,572,750
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	336 Smith Street
Entity Address, Address Line Two	#06-303
Entity Address, Address Line Three	New Bridge Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	050336
City Area Code	+65
Local Phone Number	6936 6354
Contact Personnel Name	Lim Heng Hai